DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund
DUPONT CAPITAL EMERGING MARKETS FUND
Investment Objective
The DuPont Capital Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees DuPont Capital Emerging Markets Fund	Class A		Class C	Class D	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%	2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 24 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses DuPont Capital Emerging Markets Fund		Class A	Class C	Class D	Class I
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1][2]	1.69%	2.44%	1.69%	1.44%
Fee Waiver and/or Expense Reimbursement	[2]	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.69%	2.44%	1.69%	1.44%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	DuPont Capital Management Corporation ("DuPont Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.60% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expenses Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class C shares and $1,000,000 in the Fund's Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DuPont Capital Emerging Markets Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	737	1,077	1,440	2,458
Class C	247	761	1,301	2,776
Class D	17,180	53,264	91,776	199,781
Class I	14,656	45,553	78,688	172,417

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
148.6% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund will invest primarily in equity and equity-related securities, including preferred stock. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i)
and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market.
Currently, these countries generally include every country in the world except
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong
Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment.
The Adviser attempts to build a portfolio with a long-term investment  horizon that it believes will achieve excess returns with below average risk. The Adviser expects the Fund will hold approximately 50 to 150 securities.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Currency Risk: The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: Management risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

o Market Risk: Market risk is the risk that one or more markets in which the
Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

o Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 4.75% Best Quarter Worst Quarter 5.52% -22.30% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns DuPont Capital Emerging Markets Fund	Label		1 Year	Since Inception	Inception Date
Class I	Class I Shares Return Before Taxes		(18.73%)	(16.26%)	Dec. 06, 2010
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	[1]	(18.95%)	(16.47%)	Dec. 06, 2010
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Shares	[1]	(12.18%)	(13.93%)	Dec. 06, 2010
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[2]	(18.42%)	(15.57%)	Dec. 06, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class D shares will vary.
[2]	The MSCI Emerging Markets Index, is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. This index is net total return which reinvests dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI Emerging Markets Index uses the maximum withholding tax rate applicable to institutional investors. The returns for this index do not include any transaction costs, management fees or other costs. You cannot invest directly in any index. Benchmark returns are not covered by the report of independent verifiers.